Accounts Receivable and Accounts Payable and Accrued Expenses (Tables) - Centennial Resource Production, LLC (Centennial OpCo)	9 Months Ended
Sep. 30, 2016
Schedule of accounts receivable

	September 30,	December 31,
	2016	2015
	(in thousands)
Oil and natural gas	$8,372	$5,789
Joint interest billings	892	1,514
Hedge settlements	751	3,956
Other	434	1,844
Allowance for doubtful accounts	(91)	(91)
Accounts receivable, net	$10,358	$13,012

Schedule of accounts payable and accrued expenses

	September 30,	December 31,
	2016	2015
	(in thousands)
Accounts payable	$7,365	$1,827
Accrued capital expenditures	11,110	11,700
Revenues payable	2,698	3,439
Other	2,406	3,019
Accounts payable and accrued expenses	$23,579	$19,985